Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark NJ 07102-2992 Tel 973-802-4193 fax 973-802-9560
January 16, 2019

Sonny Oh, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Initial Registration Statement filing on Form N-6 for the Pruco Life Insurance Company’s PruLife® Custom Premier II.

We are filing with the Commission the initial registration statement on Form N-6 for a new variable universal life insurance policy issued by Pruco Life Insurance Company (“Pruco Life”) called PruLife® Custom Premier II (“CPII 2019”).

The previous version of PruLife® Custom Premier II (“CPII 2015”) (Registration Nos. 333-112808 and 811-05826) has been offered continuously since it became effective on May 1, 2015. It is intended that once this Registration Statement becomes effective, and subject to state approval, this current version of PruLife® Custom Premier II, CPII 2019, will replace CPII 2015 for new offers and sales.

In order to assist with the review, we are providing you with a courtesy copy of this registration statement and a comparison document. The comparison document includes the prospectus and statement of additional information of this registration statement compared to the same documents in the most recent CPII 2015 485b filing. The differences are color coded to highlight the changes that we have made in this filing.  New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between the disclosure in this filing and the filing of CPII 2015 are as follows:

•	Updated COI and rating tables to conform with 2017 CSO Table.
•
Introduced an Indexed Account Rider. As described further in a supplement to the CPII 2019 prospectus, the Indexed Account’s segments are established monthly, track performance of the S&P 500® Index, and provide a point-to-point annual return subject to a cap and a 1% floor.

•	Modified the BenefitAccess Rider so that the benefit is available for non-permanent claims.
•	Modified the Enhanced Disability Benefit Rider so that it now provides coverage to age 65 in all states, rather than only in California as with the previous version.
•	Updated Enhanced Cash Value factors so current factors and guaranteed factors are equal.
•	Allowed allocated charges from the Fixed Rate Option.
•
Modified fixed account transfer restrictions to reflect a maximum transfer per policy year from the Fixed Rate Option to the greater of:
1.
$5,000,
2.
25% of the amount in Fixed Rate Option, or
3.
the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable).

•
In addition, the disclosures generally have been streamlined both in substance and format in order to improve the readability of the prospectus for consumers without diluting the substance of the disclosures, consistent with the more recent previously filed and reviewed prospectuses for similar products, such as VUL Protector® ("VULP"), registration number 333-225953, which was declared effective on September 21, 2018. When such disclosures are compared to the VULP prospectus, the changes to the disclosures are minimal. For additional context, we will also provide a comparison of the VULP 2018 prospectus to the CPII 2019 prospectus for your convenience.

We request that this registration statement be declared effective by May 1, 2019, to meet Pruco Life’s internal product launch deadline.  To that end, we would appreciate Staff comments on or before March 18, 2019. After receiving and addressing staff comments, we will file a Pre-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding these filings.  I can be reached at (973) 802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen	1/16/2019
Jordan K. Thomsen	Date
Pruco Life Insurance Company

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